Goodwill, Net	12 Months Ended
May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill, Net
9.	GOODWILL, NET
Goodwill, net, consisted of the following:

	As of May 31,
	2021	2022
	US$	US$
Beginning balance	87,293	109,039
Acquisition	13,420	—
Exchange differences	8,326	(2,451)

Ending balance	109,039	106,588
Accumulated impairment	(35,785)	(35,785)

Goodwill, net	73,254	70,803

The Group performed its annual goodwill impairment testing at the end of each reporting period or more frequently if events or changes in circumstances indicate that it might be impaired. In its goodwill impairment assessment, the Group concluded that the carrying amounts of certain reporting units exceeded their implied fair values and recorded the impairment losses of nil, US$28,858 and nil for the years ended May 31, 2020, 2021 and 2022, respectively. The Group determined the fair value of the reporting units by using the income approach with significant unobservable inputs.
 As of May 31, 2022, the balance of goodwill mainly relates to the Group’s pre-school education and overseas consulting services reporting unit.